Operating and Geographic Segmentation	12 Months Ended
Oct. 31, 2019
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Operating and Geographic Segmentation
Note 25: Operating and Geographic Segmentation
Operating Groups
We conduct our business through three operating groups, each of which has a distinct mandate. We determine our operating groups based on our management structure and therefore these groups, and the results attributed to them, may not be comparable with those of other financial services companies. We evaluate the performance of our groups using reported and adjusted measures, such as net income, revenue growth, return on equity, and non-interest
expense-to-revenue
(productivity) ratio, as well as operating leverage.
Effective with the adoption of IFRS 9, we allocate the provision for credit losses on performing loans and the related allowance to operating groups. In 2017 and prior years, the collective provision and allowance were held in Corporate Services.
Personal and Commercial Banking
Personal and Commercial Banking (“P&C”) is comprised of two operating segments: Canadian Personal and Commercial Banking and U.S. Personal and Commercial Banking.
Canadian Personal and Commercial Banking
Canadian Personal and Commercial Banking (“Canadian P&C”) provides a full range of financial products and services to eight million customers. Personal Banking provides financial solutions for everyday banking, financing, investing, credit card and creditor insurance needs. Commercial Banking provides our small business and commercial banking customers with a broad suite of integrated commercial and capital markets products, as well as financial advisory services.

U.S. Personal and Commercial Banking
U.S. Personal and Commercial Banking (“U.S. P&C”) offers a broad range of products and services. Our retail and small and mid-sized
business banking customers are served through our branches, contact centres, online and mobile banking platforms, and automated banking machines across eight states. Our commercial banking customers are offered in-depth
specific industry knowledge, as well as strategic capital markets solutions.
BMO Wealth Management
BMO’s group of wealth management businesses serves a full range of client segments, from mainstream to ultra high net worth and institutional, with a broad offering of wealth management products and services, including insurance products. Wealth Management (“BMO WM”) is a global business with an active presence in markets across Canada, the United States, EMEA and Asia.
BMO Capital Markets
BMO Capital Markets (“BMO CM”) is a North American-based financial services provider offering a complete range of products and services to corporate, institutional and government clients. Through our Investment and Corporate Banking and Global Markets lines of business, we operate in 33 locations around the world, including 19 offices in North America.
Corporate Services
Corporate Services consists of Corporate Units and Technology and Operations (“T&O”). Corporate Units provide enterprise-wide expertise, governance and support in a variety of areas, including strategic planning, risk management, finance, legal and regulatory compliance, human resources, communications, marketing, real estate, procurement, data and analytics, and innovation. T&O manages, maintains and provides governance of information technology, cyber security and operations services for the bank.
The costs of these Corporate Units and T&O services are largely transferred to the three operating groups (P&C, BMO WM and BMO CM), with any remaining amounts retained in Corporate Services results. As such, Corporate Services results largely reflect the impact of residual treasury-related activities, the elimination of taxable equivalent adjustments, residual unallocated expenses and certain acquisition integration costs and restructuring costs.
Basis of Presentation
The results of these operating groups are based on our internal financial reporting systems. The accounting policies used in these segments are generally consistent with those followed in the preparation of our consolidated financial statements, as disclosed in Note 1 and throughout the consolidated financial statements. Income taxes presented below may not be reflective of taxes paid in each jurisdiction in which we operate. Income taxes are generally applied to each segment based on a statutory tax rate and may be adjusted for items and activities specific to each segment. A notable accounting measurement difference is the taxable equivalent basis adjustment, as described below.
Periodically, certain business lines and units within the business lines are transferred between client and corporate support groups to more closely align our organizational structure with our strategic priorities. In addition, revenue and expense allocations are updated to more accurately align with current experience. Results for prior periods are restated to conform with the current year’s presentation.
Taxable Equivalent Basis
We analyze revenue on a taxable equivalent basis (“teb”) at the operating group level. Revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services revenue and provision for income taxes. The teb adjustment for the year ended October 31, 2019 was $296 million ($313 million in 2018 and $567 million in 2017).
Inter-Group Allocations
Various estimates and allocation methodologies are used in the preparation of the operating groups’ financial information. Overhead expenses are allocated to operating groups using allocation formulas applied on a consistent basis. Operating group net interest income reflects internal funding charges and credits on the groups’ assets, liabilities and capital, at market rates, taking into account relevant terms and currency considerations. The offset of the net impact of these charges and credits is reflected in Corporate Services. These inter-group allocations are also applied to the geographic segmentation.
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2019
Net interest income (2)	5,878	4,218	935	2,394	(537)	12,888
Non-interest revenue	2,128	1,162	6,727	2,340	238	12,595
Total Revenue	8,006	5,380	7,662	4,734	(299)	25,483
Provision for (recovery of) credit losses on impaired loans	544	160	2	52	(7)	751
Provision for (recovery of) credit losses on performing loans	63	37	(2)	28	(5)	121
Total provision for (recovery of) credit losses	607	197	–	80	(12)	872
Insurance claims, commissions and changes in policy benefit liabilities	–	–	2,709	–	–	2,709
Depreciation and amortization	338	456	262	149	–	1,205
Non-interest expense	3,516	2,683	3,260	3,112	854	13,425
Income (loss) before taxes and non-controlling interest in subsidiaries	3,545	2,044	1,431	1,393	(1,141)	7,272
Provision for (recovery of) income taxes	919	433	371	307	(516)	1,514
Reported net income (loss)	2,626	1,611	1,060	1,086	(625)	5,758
Average Assets	237,995	126,584	40,951	342,347	85,375	833,252

(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2018
Net interest income (2)	5,541	3,843	826	1,784	(556)	11,438
Non-interest revenue	2,069	1,096	5,475	2,579	248	11,467
Total Revenue	7,610	4,939	6,301	4,363	(308)	22,905
Provision for (recovery of) credit losses on impaired loans	466	258	6	(17)	(13)	700
Provision for (recovery of) credit losses on performing loans	3	(38)	–	(1)	(2)	(38)
Total provision for (recovery of) credit losses	469	220	6	(18)	(15)	662
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,352	–	–	1,352
Depreciation and amortization	317	454	231	125	–	1,127
Non-interest expense	3,393	2,514	3,284	2,734	425	12,350
Income (loss) before taxes and non-controlling interest in subsidiaries	3,431	1,751	1,428	1,522	(718)	7,414
Provision for (recovery of) income taxes	882	357	356	366	–	1,961
Reported net income (loss)	2,549	1,394	1,072	1,156	(718)	5,453
Average Assets	224,554	110,351	35,913	307,087	76,390	754,295

(Canadian $ in millions)	Canadian P&C	U.S. P&C	Wealth Management	BMO CM	Corporate Services (1)	Total
2017
Net interest income (2)	5,261	3,551	722	2,501	(760)	11,275
Non-interest revenue	2,079	1,005	5,496	2,075	177	10,832
Total Revenue	7,340	4,556	6,218	4,576	(583)	22,107
Provision for (recovery of) credit losses (3)	483	289	8	44	(78)	746
Insurance claims, commissions and changes in policy benefit liabilities	–	–	1,538	–	–	1,538
Depreciation and amortization	308	433	242	120	–	1,103
Non-interest expense	3,226	2,458	3,113	2,666	626	12,089
Income (loss) before taxes and non-controlling interest in subsidiaries	3,323	1,376	1,317	1,746	(1,131)	6,631
Provision for (recovery of) income taxes	823	358	350	471	(710)	1,292
Reported net income (loss)	2,500	1,018	967	1,275	(421)	5,339
Non-controlling interest in subsidiaries	–	–	2	–	–	2
Net Income (loss) attributable to equity holders of the bank	2,500	1,018	965	1,275	(421)	5,337
Average Assets	217,685	104,209	32,562	302,518	65,652	722,626

(1)	Corporate Services includes Technology and Operations.
(2)	Operating groups report on a taxable equivalent basis – see Basis of Presentation section.
(3)	2017 has not been restated to reflect the adoption of IFRS 9.
Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).
Geographic Information
We operate primarily in Canada and the United States, but we also have operations in the U.K., Europe, the Caribbean and Asia, which are grouped in other countries in the table below. We allocate our results by geographic region based on the location of the unit responsible for managing the related assets, liabilities, revenues and expenses.
Our results and average assets, grouped by geographic region, are as follows:

(Canadian $ in millions)	Canada	United States	Other countries	Total
2019
Total Revenue	15,134	8,282	2,067	25,483
Income before taxes	4,324	2,367	581	7,272
Reported net income	3,391	1,903	464	5,758
Average Assets	469,032	316,983	47,237	833,252

(Canadian $ in millions)	Canada	United States	Other countries	Total
2018
Total Revenue	13,632	7,273	2,000	22,905
Income before taxes	4,840	1,871	703	7,414
Reported net income	3,797	1,100	556	5,453
Average Assets	441,376	277,764	35,155	754,295

(Canadian $ in millions)	Canada	United States	Other countries	Total
2017
Total Revenue	13,365	7,015	1,727	22,107
Income before taxes and non-controlling interest in subsidiaries	4,589	1,580	462	6,631
Reported net income	3,816	1,200	323	5,339
Average Assets	430,570	264,473	27,583	722,626
Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).